Results from discontinued operations (Tables)	12 Months Ended
Jun. 30, 2020
Results from Discontinued Operations [Abstract]
Results from discontinued operations

	06.30.20	06.30.19	06.30.18
Revenues	21,921	26,148	175,194
Costs	(17,950)	(17,336)	(127,564)
Gross profit	3,971	8,812	47,630
Net gain from fair value adjustment of investment properties	-	3,990	5,529
General and administrative expenses	(1,198)	(1,212)	(3,299)
Selling expenses	(977)	(1,049)	(32,990)
Other operating results, net (i)	17,554	250	24,894
Profit from operations	19,350	10,791	41,764
Share of profit of associates and joint ventures	150	289	320
Profit before financial results and income tax	19,500	11,080	42,084
Financial income	191	460	466
Finance costs	(1,720)	(2,651)	(2,901)
Other financial results	115	(24)	(102)
Financial results, net	(1,414)	(2,215)	(2,537)
Profit before income tax	18,086	8,865	39,547
Income tax	(1)	(1,725)	(3,106)
Profit for the period from discontinued operations	18,085	7,140	36,441

Profit for the period from discontinued operations attributable to:
Equity holders of the parent	6,297	1,538	15,598
Non-controlling interest	11,788	5,602	20,843

Profit per share from discontinued operations attributable to equity holders of the parent:
Basic	12.80	3.15	31.40
Diluted	12.29	3.02	30.21

(i)	Includes the remediation, at fair value, of the residual holding in Gav-Yam.